DIRECT HOSPITALITY EXPENSE	6 Months Ended
Jun. 30, 2021
Disclosure of detailed information about investment property [abstract]
DIRECT HOSPITALITY EXPENSE	DIRECT HOSPITALITY EXPENSE
The components of direct hospitality expense are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2021	2020	2021	2020
Employee compensation and benefits	$26	$44	$46	$126
Cost of food, beverage, and retail goods sold	38	11	45	80
Maintenance and utilities	20	20	38	57
Marketing and advertising	6	3	12	23
Other	30	28	52	110
Total direct hospitality expense	$120	$106	$193	$396